Deferred taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 4,016	$ 3,624
Unrecognised deferred tax assets	5,978	6,416
France
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	0	0
Unrecognised deferred tax assets	1,233	1,320
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	331	383
Unrecognised deferred tax assets	511	501
US
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	262	204
Unrecognised deferred tax assets	926	977
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	1,132	991
Unrecognised deferred tax assets	563	842
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	1,780	1,530
Unrecognised deferred tax assets	68	235
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	511	516
Unrecognised deferred tax assets	2,677	2,541
UK
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Accumulated foreign tax credits	1,400	1,300
Tax losses | Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 419	310
Deferred tax loss recovery period	8 years
Realised or unrealised capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Recognised deferred tax assets	$ 249	543
Unrecognised deferred tax assets	$ 2,561	$ 2,455
Deferred tax loss recovery period	1 year